                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-5972
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

   Arjen Kuyper                       Reno,    Nevada     November 12, 2003
   -------------------------------    ----------------    -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABLE LABORATORIES INC COM NEW  COM              00371N407      325    17200 SH       SOLE                    17200
Administaff Inc                COM              007094105      111    12500 SH       SOLE                    12500
Adobe Systems Inc              COM              00724F101     5385   136700 SH       SOLE                   136700
Adtran Inc                     COM              00738A106     3617    59000 SH       SOLE                    59000
Advance Medical Optics Inc     COM              00763M108      898    50000 SH       SOLE                    50000
Aetna Inc                      COM              00817Y108     2148    35200 SH       SOLE                    35200
Alaris Medical Inc             COM              011637105      176    10600 SH       SOLE                    10600
Alcon, Inc.                    COM              H01301102      572    10185 SH       SOLE                    10185
Allergan Inc                   COM              018490102     1827    23200 SH       SOLE                    23200
Alvarion Ltd                   COM              M0861T100      641   100000 SH       SOLE                   100000
Amazon.Com Inc                 COM              023135106     3635    75055 SH       SOLE                    75055
American Pharmaceutical        COM              02886P109     2258    72000 SH       SOLE                    72000
American Pwr Cnvrsion          COM              029066107     5150   297700 SH       SOLE                   297700
Amgen Inc                      COM              031162100     1220    18915 SH       SOLE                    18915
Apollo Group Inc  -Cl A        COM              037604105     4714    71390 SH       SOLE                    71390
Apollo Group Inc Com Unv Phoen COM              037604204      400     6000 SH       SOLE                     6000
Applied Materials Inc          COM              038222105      711    39235 SH       SOLE                    39235
Ashanti Goldfields Company LTD COM              043743202      522    50000 SH       SOLE                    50000
Ask Jeeves Inc Com             COM              045174109      203    11700 SH       SOLE                    11700
Ati Technologies Inc.          COM              001941103     2764   186000 SH       SOLE                   186000
Avid Technology Inc            COM              05367P100      265     5000 SH       SOLE                     5000
Avon Products                  COM              054303102      510     7905 SH       SOLE                     7905
Bbva Banco Frances Sa  -Adr    COM              07329M100      168    26900 SH       SOLE                    26900
Bea Systems Inc                COM              073325102     2851   236800 SH       SOLE                   236800
Bed Bath & Beyond Inc          COM              075896100      499    13045 SH       SOLE                    13045
Biomet Inc                     COM              090613100     4533   135300 SH       SOLE                   135300
Bombay Co Inc                  COM              097924104      128    13000 SH       SOLE                    13000
Boston Scientific Corp         COM              101137107      658    10315 SH       SOLE                    10315
Briggs & Stratton              COM              109043109      893    15190 SH       SOLE                    15190
Brightpoint Inc                COM              109473405      443    13500 SH       SOLE                    13500
Broadvision Inc                COM              111412607      142    29000 SH       SOLE                    29000
Brookstone Inc                 COM              114537103     1540    78277 SH       SOLE                    78277
Career Education Corp          COM              141665109     3335    73600 SH       SOLE                    73600
Carmax Inc                     COM              143130102     3282   100500 SH       SOLE                   100500
Chicago Bridge & Iron Co       COM              167250109     1013    37300 SH       SOLE                    37300
Cisco Systems Inc              COM              17275R102      845    43150 SH       SOLE                    43150
Citrix Systems Inc             COM              177376100     5446   246100 SH       SOLE                   246100
Clarcor Inc Com                COM              179895107      244     6250 SH       SOLE                     6250
Coach Inc Com                  COM              189754104     3972    72740 SH       SOLE                    72740
Cognos Inc                     COM              19244C109     4582   147700 SH       SOLE                   147700
Columbia Sportswear Co         COM              198516106     3740    70900 SH       SOLE                    70900
Computer Associates Intl Inc   COM              204912109      538    20615 SH       SOLE                    20615

Comstock Resources Inc         COM              205768203      159    11900 SH       SOLE                    11900
Concur Technologies Inc        COM              206708109      704    60000 SH       SOLE                    60000
Conexant Systems Inc           COM              207142100      192    34000 SH       SOLE                    34000
Cray Inc                       COM              225223106      290    26500 SH       SOLE                    26500
Cyberguard Corp Com            COM              231910100      289    30400 SH       SOLE                    30400
Dean Foods Co                  COM              242370104     3446   111050 SH       SOLE                   111050
Dell Computer Corp             COM              24702R101      986    29505 SH       SOLE                    29505
Dionex Corp                    COM              254546104      775    19690 SH       SOLE                    19690
Dobson Communications Corp     COM              256069105     1218   150000 SH       SOLE                   150000
Doral Financial Corp           COM              25811P100      638    13580 SH       SOLE                    13580
E-Loan Inc Com                 COM              26861P107      100    27500 SH       SOLE                    27500
Ebay Inc                       COM              278642103     1565    29170 SH       SOLE                    29170
Echostar Commun Corp  -Cl A    COM              278762109      732    19095 SH       SOLE                    19095
Electronic Arts Inc            COM              285512109     3404    36925 SH       SOLE                    36925
Emulex Corp                    COM              292475209      408    16000 SH       SOLE                    16000
Enterasys Networks             COM              293637104       65    16150 SH       SOLE                    16150
Entergy Corp                   COM              29364G103      399     7370 SH       SOLE                     7370
Enterra Energy Corp Com        COM              29381L101      178    13000 SH       SOLE                    13000
Epicor Software                COM              29426L108     1351   150000 SH       SOLE                   150000
Eresearchtechnology Com        COM              29481V108     1387    40000 SH       SOLE                    40000
Evolving Systems Inc           COM              30049R100      236    20000 SH       SOLE                    20000
Findwhat Com Com               COM              317794105      240    13875 SH       SOLE                    13875
Finish Line Inc  -Cl A         COM              317923100     1315    50000 SH       SOLE                    50000
Flagstar Bancorp Inc Com       COM              337930101      869    37870 SH       SOLE                    37870
Flamel Technologies Sa Sponsor COM              338488109     1416    42000 SH       SOLE                    42000
Foundry Networks Inc           COM              35063R100      893    41520 SH       SOLE                    41520
Fox Entertainment Group Inc    COM              35138T107      511    18245 SH       SOLE                    18245
Gap Inc                        COM              364760108      400    23355 SH       SOLE                    23355
Garmin Ltd Ord                 COM              G37260109     3539    84500 SH       SOLE                    84500
General Growth Pptys Inc       COM              370021107      642     8960 SH       SOLE                     8960
Genzyme General                COM              372917104     3422    73900 SH       SOLE                    73900
Gevity Hr Inc                  COM              374393106      743    50380 SH       SOLE                    50380
Gilead Sciences Inc            COM              375558103     3819    68140 SH       SOLE                    68140
Great Plains Energy Com        COM              391164100     2632    86800 SH       SOLE                    86800
Guidant Corp                   COM              401698105      380     8115 SH       SOLE                     8115
Guitar Center                  COM              402040109      804    25000 SH       SOLE                    25000
Hewlett-Packard Co             COM              428236103      380    19610 SH       SOLE                    19610
Hudson City Bancorp            COM              443683107     3410   110650 SH       SOLE                   110650
Id Biomedical Corp Com         COM              44936D108      209    12000 SH       SOLE                    12000
Impac Mortgage Hldgs Inc       COM              45254P102      293    18100 SH       SOLE                    18100
Inamed Corp                    COM              453235103     1006    13695 SH       SOLE                    13695
Intl Business Machines Corp    COM              459200101      589     6670 SH       SOLE                     6670
Intl Game Technology           COM              459902102     4662   165600 SH       SOLE                   165600
Invitrogen Corp                COM              46185R100     2155    37200 SH       SOLE                    37200
J2 Global Communicatns Com New COM              46626E205      416    11000 SH       SOLE                    11000
Kcs Energy Inc                 COM              482434206      614    90300 SH       SOLE                    90300
Komag Inc                      COM              500453204     1051    60000 SH       SOLE                    60000
Lincare Holdings Inc           COM              532791100     3423    93500 SH       SOLE                    93500

Lionbridge Technologies        COM              536252109      706    94255 SH       SOLE                    94255
Lowes Cos                      COM              548661107      371     7150 SH       SOLE                     7150
Marvell Technology Group Ltd   COM              G5876H105     3022    80000 SH       SOLE                    80000
Mdu Resources Group Inc        COM              552690109     1013    30000 SH       SOLE                    30000
Medicines Co                   COM              584688105      259    10000 SH       SOLE                    10000
Medifast Inc Com               COM              58470H101      141    11400 SH       SOLE                    11400
Medimmune Inc                  COM              584699102     2467    74680 SH       SOLE                    74680
Medtronic Inc                  COM              585055106      443     9450 SH       SOLE                     9450
Mercury Interactive Corp       COM              589405109     3899    85500 SH       SOLE                    85500
Metrologic Inst                COM              591676101     1440    40000 SH       SOLE                    40000
Microsoft Corp                 COM              594918104      749    26935 SH       SOLE                    26935
Microstrategy Inc              COM              594972408      322     7000 SH       SOLE                     7000
Millennium Pharmactcls Inc     COM              599902103     2673   173000 SH       SOLE                   173000
Mobility Electronics Inc.      COM              60741U101      163    20800 SH       SOLE                    20800
Mylan Laboratories             COM              628530107     3925   101550 SH       SOLE                   101550
Navigant Consulting Inc        COM              63935N107      214    17400 SH       SOLE                    17400
Netease Com Inc Sponsored Adr  COM              64110W102     1083    19390 SH       SOLE                    19390
Nextel Communications          COM              65332V103     1426    72365 SH       SOLE                    72365
Nextel Partners Inc Cl A       COM              65333F107     2054   261600 SH       SOLE                   261600
Nissan Motor Co. Ltd.          COM              654744408      612    28165 SH       SOLE                    28165
Nvidia Corp                    COM              67066G104     2613   163600 SH       SOLE                   163600
OMI Corp.                      COM              Y6476W104      110    16600 SH       SOLE                    16600
On2 Technologies Inc           COM              68338A107      153    70000 SH       SOLE                    70000
Open Jt Stk Co-Vimpel Sponsore COM              68370R109      715    11750 SH       SOLE                    11750
Owens & Minor Inc              COM              690732102      591    24510 SH       SOLE                    24510
Paccar Inc                     COM              693718108     5222    70195 SH       SOLE                    70195
Pacific Sunwear Calif Inc      COM              694873100      310    15000 SH       SOLE                    15000
Patina Oil & Gas Corp          COM              703224105      906    25000 SH       SOLE                    25000
Pervasive Software Inc         COM              715710109      376    53300 SH       SOLE                    53300
Pharmaceutical Res Inc         COM              717125108     2306    33800 SH       SOLE                    33800
Pixar Com                      COM              725811103     2859    42900 SH       SOLE                    42900
Primus Telecomm Group Inc      COM              741929103      810   120000 SH       SOLE                   120000
Progressive Corp-Ohio          COM              743315103      638     9225 SH       SOLE                     9225
Qlogic Corp                    COM              747277101     5369   114200 SH       SOLE                   114200
Qualcomm Inc                   COM              747525103      708    16980 SH       SOLE                    16980
Qwest Communication Intl Inc   COM              749121109     3549  1043800 SH       SOLE                  1043800
Rockwell Intl Corp             COM              773903109     2898   110400 SH       SOLE                   110400
SLM Corporation                COM              78442P106      548    14060 SH       SOLE                    14060
Sandisk Corp                   COM              80004C101     4072    63900 SH       SOLE                    63900
Sanfillippo John B Son Com     COM              800422107      287    13500 SH       SOLE                    13500
Schnitzer Steel Inds  -Cl A    COM              806882106     1204    40000 SH       SOLE                    40000
Select Comfort Corp Com        COM              81616X103     1531    57700 SH       SOLE                    57700
Sina Com Ord                   COM              G81477104     2431    68080 SH       SOLE                    68080
Sohu Com Inc Com               COM              83408W103      211     6780 SH       SOLE                     6780
Sonus Networks Inc             COM              835916107     1164   168040 SH       SOLE                   168040
St Jude Medical Inc            COM              790849103     3538    65800 SH       SOLE                    65800
Stewart Information Services   COM              860372101      220     7800 SH       SOLE                     7800
Storage Technology Cp          COM              862111200     2757   114200 SH       SOLE                   114200

Stryker Corp                   COM              863667101      395     5250 SH       SOLE                     5250
Supportsoft Inc                COM              868587106      134    12000 SH       SOLE                    12000
Symantec Corp                  COM              871503108     3678    58200 SH       SOLE                    58200
Synopsys Inc                   COM              871607107     5113   165400 SH       SOLE                   165400
TTM Technologies Inc.          COM              87305R109     1498   104365 SH       SOLE                   104365
Tetra Technologies Inc/De      COM              88162F105      619    30000 SH       SOLE                    30000
Teva Pharm Inds  -Adr          COM              881624209      617    10795 SH       SOLE                    10795
Toro Co                        COM              891092108      328     7300 SH       SOLE                     7300
Tradestation Group Inc         COM              89267P105      158    21120 SH       SOLE                    21120
Ugi Corp New Com               COM              902681105      203     7000 SH       SOLE                     7000
Ultralife Batteries, Inc.      COM              903899102      154    10700 SH       SOLE                    10700
United Online, Inc.            COM              911268100      487    14000 SH       SOLE                    14000
Unitedglobalcom Inc  -cl A     COM              913247508      916   150000 SH       SOLE                   150000
Usana Health Sciences Com      COM              90328M107      368     7505 SH       SOLE                     7505
Utstarcom Inc                  COM              918076100     2337    73500 SH       SOLE                    73500
VA Software Corp               COM              91819B105      658   159700 SH       SOLE                   159700
ValueClick Inc.                COM              92046N102     1045   124400 SH       SOLE                   124400
Verisign Inc                   COM              92343E102     3010   223600 SH       SOLE                   223600
Veritas Software Co            COM              923436109     4025   127700 SH       SOLE                   127700
Verso Technologies Inc.        COM              925317109      832   225000 SH       SOLE                   225000
Wal-Mart Stores                COM              931142103      562    10055 SH       SOLE                    10055
Watson Pharmaceuticals Inc     COM              942683103     2768    66400 SH       SOLE                    66400
Westell Technologies Inc.      COM              957541105      811   108215 SH       SOLE                   108215
Western Digital Corp           COM              958102105     5000   387900 SH       SOLE                   387900
Xm Satellite Radio Hldgs Inc   COM              983759101      465    30000 SH       SOLE                    30000
Yahoo Inc                      COM              984332106      730    20625 SH       SOLE                    20625
Zebra Technologies Cp  -Cl A   COM              989207105     2734    53100 SH       SOLE                    53100